Note 14 - Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues		$ 39,227	$ 20,876	$ 237,258	$ 28,700
Research and Development Expense		29,413	30,744	201,576	74,213
General and administrative		4,641	5,067	17,608	20,780
Interest income		(551)	(437)	(1,596)	(2,543)
Non-cash interest expense related to sale of future royalties		505	997	2,823	2,969
Income Tax Expense (Benefit)		29	95	476	260
Net income (loss)		5,179	(15,591)	16,327	(66,948)
Adjustments and reconciling items		5,179	(15,591)	16,327	(66,948)
Net income (loss)		5,179	(15,591)	16,327	(66,948)
Operating Segments [Member]
Revenues		39,227	20,876	237,258	28,700
General and administrative		4,641	5,067	17,608	20,780
Interest income		(551)	(437)	(1,596)	(2,543)
Non-cash interest expense related to sale of future royalties		505	997	2,823	2,969
Other segment items(A)	[1]	11	1	44	(31)
Income Tax Expense (Benefit)		29	95	476	260
Net income (loss)		5,179	(15,591)	16,327	(66,948)
Adjustments and reconciling items		5,179	(15,591)	16,327	(66,948)
Net income (loss)		5,179	(15,591)	16,327	(66,948)
Operating Segments [Member] | Norovirus Program [Member]
Research and Development Expense		48	1,556	3,638	3,178
Operating Segments [Member] | Covid-19 Program [Member]
Research and Development Expense		20,393	15,718	155,049	16,883
Operating Segments [Member] | Other Programs [Member]
Research and Development Expense		0	306	345	32
Operating Segments [Member] | Preclinical Research [Member]
Research and Development Expense		81	399	767	1,909
Operating Segments [Member] | Process Development Program [Member]
Research and Development Expense		0	46	46	271
Operating Segments [Member] | Internal Research and Development Costs [Member]
Research and Development Expense		8,891	12,719	41,731	51,940
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member]
Net income (loss)		0	0	0	0
Adjustments and reconciling items		0	0	0	0
Net income (loss)		$ 0	$ 0	$ 0	$ 0

[1]	Other segment items included in other income (expense), net.